Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ (228)	¥ (330)	¥ (279)
Kyocera's sales to affiliates	¥ 303	¥ 200	¥ 661